UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Casualty Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck           Fairfield, Ohio           November 8, 2011
------------------------           ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers          1
                                           ------

Form 13F Information Table Entry Total     20
                                           ------

Form 13F Information Table Value Total     49,050
                                           ------
                                           (thousands)


List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation

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

                                          Column 2        Column 3       Column 4         Column 5
               Issuer                  Title of Class       Cusip        FMV (000)     Shares/Principal  SH/PRN
AUTOMATIC DATA PROCESSING             COMMON             053015103            3,395              72,000    SH
BLACKROCK INC                         COMMON             09247X101            1,480              10,000    SH
DOVER CORP                            COMMON             260003108            4,194              90,000    SH
DUKE ENERGY CORP                      COMMON             26441C105            3,976             198,900    SH
EMERSON ELECTRIC CO                   COMMON             291011104            3,718              90,000    SH
GENERAL MILLS INC                     COMMON             370334104            3,156              82,000    SH
GENUINE PARTS CO                      COMMON             372460105              762              15,000    SH
HASBRO INC                            COMMON             418056107            1,386              42,500    SH
HONEYWELL INTERNATIONAL INC           COMMON             438516106            2,196              50,000    SH
INTEL CORP                            COMMON             458140100              896              42,000    SH
JOHNSON & JOHNSON                     COMMON             478160104            1,592              25,000    SH
JP MORGAN CHASE                       COMMON             46625H100            1,401              46,500    SH
LINEAR TECHNOLOGY CORP                COMMON             535678106              995              36,000    SH
MICROCHIP TECHNOLOGY INC              COMMON             595017104            1,151              37,000    SH
MICROSOFT CORP                        COMMON             594918104              996              40,000    SH
NUCOR CORP                            COMMON             670346105              712              22,500    SH
PFIZER INC                            COMMON             717081103            4,180             236,400    SH
PRAXAIR INC                           COMMON             74005P104            2,337              25,000    SH
SPECTRA ENERGY CORP                   COMMON             847560109            7,713             314,450    SH
UNITED TECHNOLOGIES CORP              COMMON             913017109            2,814              40,000    SH
                                                                             49,050

                                          Column 6        Column 7        Column 8
               Issuer                  Investment Dis     Oth Mgrs          Sole           Shared         None
AUTOMATIC DATA PROCESSING             SHARED-OTHER           01              -                  72,000      -
BLACKROCK INC                         SHARED-OTHER           01              -                  10,000      -
DOVER CORP                            SHARED-OTHER           01              -                  90,000      -
DUKE ENERGY CORP                      SHARED-OTHER           01              -                 198,900      -
EMERSON ELECTRIC CO                   SHARED-OTHER           01              -                  90,000      -
GENERAL MILLS INC                     SHARED-OTHER           01              -                  82,000      -
GENUINE PARTS CO                      SHARED-OTHER           01              -                  15,000      -
HASBRO INC                            SHARED-OTHER           01              -                  42,500      -
HONEYWELL INTERNATIONAL INC           SHARED-OTHER           01              -                  50,000      -
INTEL CORP                            SHARED-OTHER           01              -                  42,000      -
JOHNSON & JOHNSON                     SHARED-OTHER           01              -                  25,000      -
JP MORGAN CHASE                       SHARED-OTHER           01              -                  46,500      -
LINEAR TECHNOLOGY CORP                SHARED-OTHER           01              -                  36,000      -
MICROCHIP TECHNOLOGY INC              SHARED-OTHER           01              -                  37,000      -
MICROSOFT CORP                        SHARED-OTHER           01              -                  40,000      -
NUCOR CORP                            SHARED-OTHER           01              -                  22,500      -
PFIZER INC                            SHARED-OTHER           01              -                 236,400      -
PRAXAIR INC                           SHARED-OTHER           01              -                  25,000      -
SPECTRA ENERGY CORP                   SHARED-OTHER           01              -                 314,450      -
UNITED TECHNOLOGIES CORP              SHARED-OTHER           01              -                  40,000      -


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